Exhibit 99.4

Report of Independent Accountants on Applying
Agreed-Upon Procedures

SFR JV-1 LP
1508 Brookhollow Drive
Santa Ana, CA 92705

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by SFR JV-1 LP (the “Company”), Deutsche Bank Securities Inc., BofA Securities, Inc., and Morgan Stanley & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the TAH 2020-SFR1 securitization (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Final Data Tape.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties provided a sample size of 922 Properties, which was selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, Suite 1000, 600 13th Street N.W.,  Washington, DC 20005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers to May 15, 2020.

•	The phrase “StructuredFN” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Lease Review Date” refers to June 10, 2020.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Lease End Date	Acquisition Date
Actual Base Rent (Per Month)	Purchase Price

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Type, Acquisition Date, and Purchase Price Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Lease End Date, and Actual Base Rent (Per Month) Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “TAH 2020-SFR1 Data Tape (cutoff 5.15.20) for Rating Agencies.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Initial Data Tape”);

•	An electronic data file labeled “TAH 2020-SFR1 Data Tape (cutoff 5.15.20) Final v3.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Final Data Tape”);

•
An electronic file provided by the Company, entitled “MTM Sample 2.zip”, containing screenshots from the Company’s property management system evidencing the transaction history of each Property in the Month to Month Sample (as defined below) for the month of May 2020 (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on StructuredFN or via email, as applicable (the “Source Documents”); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An electronic data file labeled “TAH 2020-SFR1 BPOs v2.xlsx” (the “BPO Results File”);
o	An electronic data file labeled “TAH 2020-SFR1 PPA.xlsx” (the “Purchase Price File”);
o	An electronic data file labeled “TAH 2020-SFR1 HOA Report.xlsx” (the “HOA Support File”);
o	An electronic data file labeled “TAH 2020-SFR1 MSA Mapping v2.xlsx” (the “MSA Mapping File”);
o	An electronic data file labeled “TAH 2020-SFR1 2020 Property Tax Budget.xlsx” (the “Tax Report”);
o	An electronic data file labeled “TAH 2020-SFR1 HAP Income.xlsx” (the “HAP File”);
o	An electronic data file labeled “TAH 2020-SFR1 Insurance (SOV with Alliant Values).xlsx” (the “Insurance Support File”);
o	An electronic data file labeled “TAH 2020-SFR1 Delinquent Tenant Balances.xlsx” (the “Delinquency File”);
o	An electronic data file labeled “TAH 2020-SFR1 Underwriting Assumptions.xlsx” (the “Underwriting Assumptions File”); and
o	An electronic data file labeled “TAH 2020-SFR1 Validation Report.xlsx” (the “Validation Report”).

Procedures Performed

1.
Using the Initial Data Tape, we randomly selected 922 Properties (the “Sample Properties”) from the 3,541 Properties represented on the Initial Data Tape.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Sample Properties to the Source Documents and noted the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
87	Lease Start Date	September 16, 2019	September 16, 2018
233	Lease Start Date	July 01, 2019	July 01, 2018
254	Actual Base Rent (per Month)	$1,229.00	$1,299.00
279	Actual Base Rent (per Month)	$1,935.00	$2,003.00
315	Acquisition Type	Non-Trustee	Portfolio
359	Acquisition Type	Non-Trustee	Portfolio
360	Acquisition Type	Non-Trustee	Portfolio
384	Actual Base Rent (per Month)	$1,675.00	$1,740.00
399	Lease End Date	August 19, 2020	August 19, 2021
505	Actual Base Rent (per Month)	$1,575.00	$1,630.00
534	Actual Base Rent (per Month)	$1,645.00	$1,715.00
574	Acquisition Type	Portfolio	Non-Trustee
619	Actual Base Rent (per Month)	$1,695.00	$1,785.00
708	Acquisition Type	Non-Trustee	Portfolio
719	Acquisition Type	Non-Trustee	Portfolio
740	Actual Base Rent (per Month)	$1,637.00	$1,686.00
753	Actual Base Rent (per Month)	$2,525.00	$2,600.00
856	Actual Base Rent (per Month)	$1,649.00	$1,699.00

2.
On the Final Data Tape, we identified 88 Properties where the Month to Month? data attribute was equal to “Yes”.  Of these 88 Properties, 19 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties.  Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month to Month Sample Properties:

a)	Has an occupancy status of “Occupied” within the Final Data Tape;

b)	Has a lease expiration date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of May 2020.

3.	For each of the Sample Properties included in the Final Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

4.
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2.  The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared the information and noted no differences.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of the collateral assets included in the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to
Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/PricewaterhouseCoopers LLP

June 30, 2020

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Occupied”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease End Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease End Date procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Occupied”, we compared the Lease End Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Actual Base Rent (Per Month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month to Month? data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the Month to Month? data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied,” we compared the Actual Base Rent (Per Month) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type data attribute to “Portfolio”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type data attribute to “Trustee”.

3)
If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, settlement statement, or recorded deed, compared the Acquisition Type data attribute to “Non-Trustee”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 1 month

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Date data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a recorded deed is available, compared the Acquisition Date data attribute to information available in the recorded deed. If a recorded deed is not available, then

3)	If a bid receipt is available, compared the Acquisition Date data attribute to information available in the bid receipt. If a bid receipt is not available, then

4)	If a purchase agreement is available, compared the Acquisition Date data attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compared the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price data attribute to information available in the purchase agreement.

4)
If multiple properties are listed on either the purchase agreement, settlement statement, recorded deed or bid receipt, and the relevant purchase price information is not disaggregated at the property level, then compared the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	MSA Mapping File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report
HOA?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File	A property was considered to be in an HOA if the value in the “HOA Payment Frequency” field in the HOA Support File was not equal to “None”.
Closing Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Other Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
Acquisition Basis	Recalculate and compare	Recalculation: Purchase Price + Closing Costs + Other Costs	Final Data Tape (Purchase Price, Closing Costs, and Other Costs)
Actual Renovation Cost	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
All in Cost (Purchase Price)	Recalculate and compare	Recalculation: Acquisition Basis + Actual Renovation Cost	Final Data Tape (Acquisition Basis and Actual Renovation Cost)
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Lease Term	Recalculate and compare	Recalculation: (Lease End Date - Lease Start Date) / 30	Final Data Tape (Lease End Date and Lease Start Date)
Section 8?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HAP File	A property was considered to be a Section 8 property if the value in the “Rental Income - HAP” field in the HAP File was greater than $0.
Delinquent?	Recalculate and compare
Recalculation: Delinquent if a) Property shows a Lease Status of “Occupied”, and b) the amount of any delinquent balances outstanding for more than 30 days less any prepayments is greater than $499.99.
			Delinquency File Final Data Tape (Lease Status)	Value of “Current” calculated for vacant properties.
Total Rent (per Month)	Recalculate and compare	Recalculation: Actual Base Rent (per Month) + Other Rental Income (per Month)	Final Data Tape (Actual Base Rent (per Month) and Other Rental Income (per Month))
GPR Annual	Recalculate and compare	Recalculation: For vacant properties: Underwritten Rent (per Month) * 12 For occupied properties: Actual Base Rent (per Month) * 12	Final Data Tape (Lease Status, Underwritten Rent (per Month) and Actual Base Rent (per Month))
Other Income Annual	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File
Total Gross Revenue	Recalculate and compare	Recalculation: GPR Annual + Other Income Annual	Final Data Tape (GPR Annual and Other Annual Income)
Effective Rent	Recalculate and compare	Recalculation: Total Gross Revenue * (1- Market Vacancy)	Final Data Tape (Total Gross Revenue and Market Vacancy)
Property Management Expense	Recalculate and compare	Recalculation: Effective Rent * “Property Management Expense” from the Underwriting Assumptions File	Underwriting Assumptions File Final Data Tape (Effective Rent)
Property Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Tax Report
HOA	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File
Insurance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Insurance Support File
Maintenance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File
Lease -Up / Marketing	Recalculate and compare	Recalculation: GPR Annual * “Lease-Up/Marketing” from the Underwriting Assumptions File	Underwriting Assumptions File Final Data Tape (GPR Annual)
Turnover	Recalculate and compare	Recalculation: “Turnover” * (1 - “Turnover Rate”) from the Underwriting Assumptions File	Underwriting Assumptions File
Other Expense	Recalculate and compare	Recalculation: Effective Rent * “Other Expense” from the Underwriting Assumptions File	Underwriting Assumptions File Final Data Tape (Effective Rent)
Net Operating Income	Recalculate and compare	Recalculation: Effective Rent – Property Management Expense – Property Taxes – HOA – Insurance - Maintenance – Lease-Up / Marketing – Turnover – Other Expense	Final Data Tape (Effective Rent, Property Management Expense, Property Taxes, HOA, Insurance, Maintenance, Lease -Up / Marketing, Turnover, and Other Expense)
Capex Reserve	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File
Underwritten Net Cash Flow	Recalculate and compare	Recalculation: Net Operating Income - Capex Reserve	Final Data Tape (Net Operating Income and Capex Reserve)